U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,851	$ 5,836	$ 5,647
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	43	(115)	1,916
Net cash provided by operating activities	5,332	11,446	7,958
Investing Activities
Other, net	506	(303)	(1,261)
Net cash (used in) provided by financing activities	(29,812)	(21,024)	(20,253)
Financing Activities
Net increase in short-term borrowings	2,285	1,306	(4,167)
Proceeds from issuance of long-term debt	16,394	2,041	4,966
Principal payments or redemption of long-term debt	(4,128)	(2,883)	(11,415)
Proceeds from issuance of preferred stock		487	2,163
Proceeds from issuance of common stock	453	524	395
Redemption of preferred stock		(500)
Repurchase of common stock	(2,200)	(2,282)	(1,856)
Cash dividends paid on preferred stock	(243)	(254)	(204)
Cash dividends paid on common stock	(1,726)	(1,576)	(1,347)
Net cash provided by financing activities	26,657	9,803	6,585
Change in cash and due from banks	2,177	225	(5,710)
Cash and due from banks at beginning of period	8,477	8,252	13,962
Cash and due from banks at end of period	10,654	8,477	8,252
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,851	5,836	5,647
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (income) losses of subsidiaries	(2,107)	139	(5,578)
Other, net	48	(40)	(35)
Net cash provided by operating activities	3,792	5,935	34
Investing Activities
Proceeds from sales and maturities of investment securities	46	75	979
Purchases of investment securities	(39)	(118)	(35)
Equity distributions from subsidiaries		12	845
Net decrease in short-term advances to subsidiaries	984	4,543	207
Long-term advances to subsidiaries	(1,800)	(750)	(500)
Principal collected on long-term advances to subsidiaries	1,400
Other, net	(52)	(9)	(22)
Net cash (used in) provided by financing activities	539	3,753	1,474
Financing Activities
Net increase in short-term borrowings	39	4	105
Proceeds from issuance of long-term debt	3,250	1,500	3,550
Principal payments or redemption of long-term debt	(1,500)	(2,850)	(5,412)
Proceeds from issuance of preferred stock		487	2,163
Proceeds from issuance of common stock	453	524	395
Redemption of preferred stock		(500)
Repurchase of common stock	(2,200)	(2,282)	(1,856)
Cash dividends paid on preferred stock	(243)	(254)	(204)
Cash dividends paid on common stock	(1,726)	(1,576)	(1,347)
Net cash provided by financing activities	(1,927)	(4,947)	(2,606)
Change in cash and due from banks	2,404	4,741	(1,098)
Cash and due from banks at beginning of period	8,371	3,630	4,728
Cash and due from banks at end of period	$ 10,775	$ 8,371	$ 3,630